Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2021 and 2020.

	Three Months Ended
2021:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$6,088	$6,233	$6,234	$6,153
Total interest expense	775	676	629	516

Net interest income	5,313	5,557	5,605	5,637

Credit for loan losses	(205)	(250)	(400)	(400)
Noninterest income	926	1,142	2,287	1,351
Noninterest expense	4,449	4,550	4,942	4,451

Income before income taxes	1,995	2,399	3,350	2,937
Federal income taxes	87	214	448	481

Net income	$1,908	$2,185	$2,902	$2,456

Earnings per share
Basic	$0.33	$0.38	$0.50	$0.41
Diluted	$0.33	$0.38	$0.50	$0.41

	Three Months Ended
2020:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$7,319	$6,949	$6,692	$6,668
Total interest expense	1,685	1,427	948	674

Net interest income	5,634	5,522	5,744	5,994

Provision for loan losses	563	1,408	1,333	33
Noninterest income	1,044	2,156	2,340	1,375
Noninterest expense	4,410	4,579	4,492	4,409

Income before income taxes	1,705	1,691	2,259	2,927
Federal income taxes	126	16	200	287

Net income	$1,579	$1,675	$2,059	$2,640

Earnings per share
Basic	$0.28	$0.29	$0.36	$0.46
Diluted	$0.28	$0.29	$0.36	$0.46